INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Schedule of income tax expenses

	December 31, 2022	December 31, 2021
	$..	$..
Loss before tax	(17,746)	(6,859)
Combined statutory tax rates	27%	27%

Expected tax recovery	(4,791)	(1,852)
Non-deductible items	(60)	369
Share issuance costs	—	(1,198)
Other	(41)	94
Differences in foreign tax rates	9	(13)
Change in unrecognized deferred tax assets	5,085	3,064

Current income tax expense	202	464

Schedule of deferred tax asset

	December 31, 2022.	December 31, 2021.
	$..	$..
Deferred tax assets (liabilities):
Tax loss carry-forwards	11,747	7,480
Property and equipment	(54)	(5)
Intangible asset	(529)	(838)
Warranty provision	440	432
Financing costs	1,213	1,161
Other provisions	(28)	220

Deferred tax assets	12,789	8,450
Unrecognized deferred tax assets	(12,789)	(8,450)
Recognized net deferred tax assets	—	—

Schedule of non-capital loss carry forwards

$
2031	404
2032	835
2033	498
2034	2,094
2035	2,944
2036	4,235
2037	1,092
2038	1,511
2039	1,457
2040	3,159
2041	7,657
2042	15,026

Non Capital Losses	40,912